Schedule of RSUs granted and related grant details (Details) $ in Thousands			12 Months Ended
		Mar. 24, 2026 shares	Jun. 30, 2026 CAD ($) shares Integer		Jun. 30, 2025 CAD ($) shares Integer
IfrsStatementLineItems [Line Items]
Number of Warrants, Granted | shares		2,394,367			2,394,367
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of Warrants, Granted			2,363,854		520,058
Restricted share units [member] | Exercise Price 1 [member]
IfrsStatementLineItems [Line Items]
Grant date	[1]		Jul. 30, 2025		Jan. 13, 2025
Number of Warrants, Granted			75,390		200,000
Grant value | $			$ 143		$ 590
Vesting date	[2]		Aug. 15, 2025		Apr. 15, 2025
Restricted share units [member] | Exercise Price 2 [member]
IfrsStatementLineItems [Line Items]
Grant date			Oct. 08, 2025		Feb. 18, 2025
Number of Warrants, Granted			137,500		1,913
Grant value | $			$ 413		$ 13
Vesting date	[2]		Feb. 08, 2026		Feb. 19, 2025
Restricted share units [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Grant date	[1]		Feb. 20, 2026		Apr. 02, 2025
Number of Warrants, Granted			100,000		20,000
Grant value | $			$ 122		$ 67
Vesting date	[2]		Jan. 31, 2027		Aug. 01, 2025
Restricted share units [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Grant date			Apr. 06, 2026		Apr. 08, 2025
Number of Warrants, Granted			114,708		281,468
Grant value | $			$ 98		$ 980
Vesting date	[2]		May 01, 2026		Apr. 14, 2025
Restricted share units [member] | Exercise Price 5 [member]
IfrsStatementLineItems [Line Items]
Grant date			May 22, 2026	[1]	Jun. 24, 2025
Number of Warrants, Granted			1,936,256		16,677
Grant value | $			$ 1,981		$ 41
Vesting date	[2]		Jun. 30, 2026		Jul. 15, 2025

[1]	This is a regularly scheduled annual grant as part of the Company’s executive and employee compensation plan.
[2]	Vesting date reflects the final vesting date if vesting occurs in tranches over a period of time.